Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Consolidating Financial Statements
Schedule of Consolidating Balance Sheets

(in thousands, except share and per share  information)

	December 31, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated

Assets
Current assets:
Accounts receivable, less allowance for doubtful accounts	$60,805	$7,673	$—	$68,478
Due from affiliates	25,138	—	(25,138)	—
Inventories	5,771	3,097	—	8,868
Deferred income taxes, net	2,581	1,029	—	3,610
Other current assets	4,015	265	—	4,280
Total current assets	98,310	12,064	(25,138)	85,236

Property and equipment, net:
Medical equipment, net	222,045	14,860	—	236,905
Property and office equipment, net	28,250	1,844	—	30,094
Total property and equipment, net	250,295	16,704	—	266,999

Other long-term assets:
Goodwill	283,141	52,436	—	335,577
Investment in subsidiary	54,906	—	(54,906)	—
Other intangibles, net	211,999	22,392	—	234,391
Other, primarily deferred financing costs, net	14,876	334	—	15,210
Total assets	$913,527	$103,930	$(80,044)	$937,413

Liabilities and Equity
Current liabilities:
Current portion of long-term debt	$5,038	$1,185	$—	$6,223
Book overdrafts	3,644	261	—	3,905
Due to affiliates	—	25,138	(25,138)	—
Accounts payable	20,083	5,953	—	26,036
Accrued compensation	15,005	1,951	—	16,956
Accrued interest	13,845	—	—	13,845
Dividend payable	88	—	—	88
Other accrued expenses	9,782	1,859	—	11,641
Total current liabilities	67,485	36,347	(25,138)	78,694

Long-term debt, less current portion	691,565	1,226	—	692,791
Pension and other long-term liabilities	12,679	1,698	—	14,377
Payable to Parent	21,640	—	—	21,640
Deferred income taxes, net	59,627	9,409	—	69,036

Commitments and contingencies

Equity
Common stock	—	—	—	—
Additional paid-in capital	214,481	60,019	(60,019)	214,481
Accumulated deficit	(139,751)	(5,113)	—	(144,864)
Accumulated loss in subsidiary	(5,113)	—	5,113	—
Accumulated other comprehensive loss	(9,086)	—	—	(9,086)
Total Universal Hospital Services, Inc. equity	60,531	54,906	(54,906)	60,531
Non controlling interest	—	344	—	344
Total equity	60,531	55,250	(54,906)	60,875
Total liabilities and equity	$913,527	$103,930	$(80,044)	$937,413

(in thousands, except share and per share  information)

	December 31, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$1,161	$—	$1,161
Accounts receivable, less allowance for doubtful accounts	64,898	5,694	—	70,592
Due from affiliates	3,089	—	(3,089)	—
Inventories	4,681	1,342	—	6,023
Deferred income taxes, net	9,525	435	—	9,960
Other current assets	3,855	537	—	4,392
Total current assets	86,048	9,169	(3,089)	92,128

Property and equipment, net:
Medical equipment, net	227,234	8,653	—	235,887
Property and office equipment, net	28,116	344	—	28,460
Total property and equipment, net	255,350	8,997	—	264,347

Other long-term assets:
Goodwill	283,141	42,770	—	325,911
Investment in subsidiary	58,214	—	(58,214)	—
Other intangibles, net	223,487	17,953	—	241,440
Other, primarily deferred financing costs, net	13,036	70	—	13,106
Total assets	$919,276	$78,959	$(61,303)	$936,932

Liabilities and Equity
Current liabilities:
Current portion of long-term debt	$4,253	$1,374	$—	$5,627
Interest rate swap	4,755	—	—	4,755
Book overdrafts	3,614	—	—	3,614
Due to affiliates	—	3,089	(3,089)	—
Accounts payable	27,131	1,507	—	28,638
Accrued compensation	10,084	1,487	—	11,571
Accrued interest	4,937	—	—	4,937
Dividend payable	771	—	—	771
Other accrued expenses	11,509	1,564	—	13,073
Total current liabilities	67,054	9,021	(3,089)	72,986

Long-term debt, less current portion	663,649	1,821	—	665,470
Pension and other long-term liabilities	11,328	1,653	—	12,981
Payable to Parent	19,019	—	—	19,019
Deferred income taxes, net	65,425	7,864	—	73,289

Commitments and contingencies

Equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated deficit	(107,861)	(1,805)	—	(109,666)
Accumulated loss in subsidiary	(1,805)	—	1,805	—
Accumulated other comprehensive loss	(11,827)	—	—	(11,827)
Total Universal Hospital Services, Inc. equity	92,801	58,214	(58,214)	92,801
Non controlling interest	—	386	—	386
Total equity	92,801	58,600	(58,214)	93,187
Total liabilities and equity	$919,276	$78,959	$(61,303)	$936,932

Schedule of Consolidating Statements of Operations

(in thousands)

`	Year Ended December 31, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$252,533	$50,185	$—	$302,718
Technical and professional services	82,236	—	—	82,236
Medical equipment sales and remarketing	30,372	—	—	30,372
Total revenues	365,141	50,185	—	415,326

Cost of Revenue
Cost of medical equipment outsourcing	82,907	27,845	—	110,752
Cost of technical and professional services	62,428	—	—	62,428
Cost of medical equipment sales and remarketing	23,641	—	—	23,641
Medical equipment depreciation	65,776	4,985	—	70,761
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	234,752	32,830	—	267,582
Gross margin	130,389	17,355	—	147,744

Selling, general and administrative	91,230	18,017	—	109,247
Restructuring, acquisition and integration expenses	6,665	809	—	7,474
Operating income (loss)	32,494	(1,471)	—	31,023

Equity in earnings of subsidiary	(2,554)	—	2,554	—
Loss on extinguishment of debt	12,339	—	—	12,339
Interest expense	53,704	1,993	—	55,697
(Loss) income before income taxes and non controlling interest	(36,103)	(3,464)	2,554	(37,013)

Benefit for income taxes	(1,659)	(910)	—	(2,569)
Consolidated net loss before non controlling interest	(34,444)	(2,554)	2,554	(34,444)
Net income attributable to non controlling interest	—	754	—	754
Net loss attributable to Universal Hospital Services, Inc.	$(34,444)	$(3,308)	$2,554	$(35,198)

(in thousands)

	Year Ended December 31, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$250,489	$25,421	$—	$275,910
Technical and professional services	54,058	—	—	54,058
Medical equipment sales and remarketing	25,188	—	—	25,188
Total revenues	329,735	25,421	—	355,156

Cost of Revenue
Cost of medical equipment outsourcing	84,030	13,673	—	97,703
Cost of technical and professional services	40,518	—	—	40,518
Cost of medical equipment sales and remarketing	19,734	—	—	19,734
Medical equipment depreciation	65,928	2,104	—	68,032
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	210,210	15,777	—	225,987
Gross margin	119,525	9,644	—	129,169

Selling, general and administrative	91,258	9,690	—	100,948
Acquisition and integration expenses	1,802	1,681	—	3,483
Operating income	26,465	(1,727)	—	24,738

Equity in earnings of subsidiary	(1,354)	—	1,354	—
Interest expense	54,779	241	—	55,020
(Loss) income before income taxes and non controlling interest	(29,668)	(1,968)	1,354	(30,282)

Benefit for income taxes	(7,729)	(614)	—	(8,343)
Consolidated net loss before non controlling interest	(21,939)	(1,354)	1,354	(21,939)
Net income attributable to non controlling interest	451	451	(451)	451
Net loss attributable to Universal Hospital Services, Inc.	$(22,390)	$(1,805)	$1,805	$(22,390)

Schedule of Consolidating Statements of Comprehensive Income (Loss)

(in thousands)

	Year Ended December 31, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated
Consolidated net loss	$(34,444)	$(2,554)	$2,554	$(34,444)
Other comprehensive income:
Loss on minimum pension liability, net of tax	(146)	—	—	(146)
Gain on cash flow hedge, net of tax	2,887	—	—	2,887
Total other comprehensive income	2,741	—	—	2,741
Comprehensive loss	(31,703)	(2,554)	2,554	(31,703)
Comprehensive income attributable to non controlling interest	—	754	—	754
Comprehensive loss attributable to Universal Hospital Services, Inc.	$(31,703)	$(3,308)	$2,554	$(32,457)

(in thousands)

	Year Ended December 31, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Consolidated net loss	$(21,939)	$(1,354)	$1,354	$(21,939)
Other comprehensive income (loss):
Loss on minimum pension liability, net of tax	(4,136)	—	—	(4,136)
Gain on cash flow hedge, net of tax	7,088	—	—	7,088
Total other comprehensive income	2,952	—	—	2,952
Comprehensive loss	(18,987)	(1,354)	1,354	(18,987)
Comprehensive income attributable to non controlling interest	451	451	(451)	451
Comprehensive loss attributable to Universal Hospital Services, Inc.	$(19,438)	$(1,805)	$1,805	$(19,438)

Schedule of Consolidating Statements of Cash Flows

(in thousands)

	Year Ended December 31, 2012
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surgical Services	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net loss	$(34,444)	$(2,554)	$2,554	$(34,444)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	76,039	5,591	—	81,630
Amortization of intangibles, deferred financing costs and bond premium	15,019	3,228	—	18,247
Non-cash write off of deferred financing cost	2,541	—	—	2,541
Equity in earnings of subsidiary	2,554	—	(2,554)	—
Tender premium for purchase of notes	9,798	—	—	9,798
Provision for doubtful accounts	977	133	—	1,110
Provision for inventory obsolescence	324	149	—	473
Non-cash stock-based compensation expense - net	3,305	62	—	3,367
Non-cash gain on trade-in of recalled equipment	(15,872)	—	—	(15,872)
Gain on sales and disposals of equipment	(1,754)	(46)	—	(1,800)
Deferred income taxes	(503)	(2,537)	—	(3,040)
Changes in operating assets and liabilities:
Accounts receivable	3,116	(622)	—	2,494
Due from (to) affiliates	(21,832)	21,832	—	—
Inventories	(1,414)	(907)	—	(2,321)
Other operating assets	422	39	—	461
Accounts payable	(1,916)	(102)	—	(2,018)
Other operating liabilities	12,847	(942)	—	11,905
Net cash provided by operating activities	49,207	23,324	—	72,531
Cash flows from investing activities:
Medical equipment purchases	(54,217)	(4,314)	—	(58,531)
Property and office equipment purchases	(7,190)	(169)	—	(7,359)
Proceeds from disposition of property and equipment	6,638	73	—	6,711
Acquisitions, net of cash acquired	(436)	(13,982)	—	(14,418)
Net cash used in investing activities	(55,205)	(18,392)	—	(73,597)
Cash flows from financing activities:
Proceeds under senior secured credit facility	116,500	—	—	116,500
Payments under senior secured credit facility	(103,000)	—	—	(103,000)
Payments of principal under capital lease obligations	(4,980)	(1,395)	—	(6,375)
Purchase of refinanced bonds	(405,000)	—	—	(405,000)
Payments on acquired debt	—	(4,163)	—	(4,163)
Proceeds from issuance of bonds	425,000	—	—	425,000
Distributions to non controlling interests	—	(796)	—	(796)
Proceeds from exercise of parent company stock options	150	—	—	150
Dividend and equity distribution payments	(1,393)	—	—	(1,393)
Tender premium for purchase of notes	(9,798)	—	—	(9,798)
Payment of deferred financing costs	(11,511)	—	—	(11,511)
Change in book overdrafts	30	261	—	291
Net cash provided by (used in) financing activities	5,998	(6,093)	—	(95)
Net change in cash and cash equivalents	—	(1,161)	—	(1,161)

Cash and cash equivalents at the beginning of period		1,161	—	1,161
Cash and cash equivalents at the end of period	$—	$—	$—	$—

(in thousands)

	Year Ended December 31, 2011
	Parent	Subsidiary
	Issuer	Guarantor	Consolidating
	UHS	Surigical Services	Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net loss	$(20,585)	$(1,354)	$—	$(21,939)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	75,004	2,244	—	77,248
Amortization of intangibles, deferred financing costs and bond premium	15,964	6,036	—	22,000
Provision for doubtful accounts	907	(8)	—	899
Provision for inventory obsolescence	134	—	—	134
Non-cash stock-based compensation expense	4,276	—	—	4,276
Non-cash gain on trade-in of recalled equipment	(13,710)	—	—	(13,710)
Loss (gain) on sales and disposals of equipment	(1,902)	6	—	(1,896)
Deferred income taxes	(7,342)	(1,386)	—	(8,728)
Changes in operating assets and liabilities:
Accounts receivable	(5,843)	(827)	—	(6,670)
Due from (to) affiliates	(3,089)	3,089	—	—
Inventories	(53)	(20)	—	(73)
Other operating assets	(715)	899	—	184
Accounts payable	4,772	(597)	—	4,175
Other operating liabilities	899	892	—	1,791
Net cash provided by operating activities	48,717	8,974	—	57,691
Cash flows from investing activities:
Medical equipment purchases	(75,747)	(1,814)	—	(77,561)
Property and office equipment purchases	(9,488)	(69)	—	(9,557)
Proceeds from disposition of property and equipment	3,864	5	—	3,869
Acquisitions, net of cash acquired	(66,519)	(4,931)	1,480	(69,970)
Net cash used in investing activities	(147,890)	(6,809)	1,480	(153,219)
Cash flows from financing activities:
Proceeds under senior secured credit facility	166,250	—	—	166,250
Payments under senior secured credit facility	(204,650)	—	—	(204,650)
Payments of principal under capital lease obligations	(4,267)	(1,568)	—	(5,835)
Payoff of acquired debt	—	(472)	—	(472)
Payment of deferred financing costs	(4,458)	—	—	(4,458)
Proceeds from issuance of bonds	178,938	—	—	178,938
Accrued interest received from bondholders	661	—	—	661
Accrued interest paid to bondholders	(661)	—	—	(661)
Distributions to non controlling interests	—	(451)	—	(451)
Contributions from new members to limited liability companies	—	7	—	7
Proceeds from exercise of Parent company stock options	41	—	—	41
Dividend and equity distribution payments	(32,729)	—	—	(32,729)
Change in book overdrafts	48	—	—	48
Net cash provided by (used in) financing activities	99,173	(2,484)	—	96,689
Net change in cash and cash equivalents	—	(319)	1,480	1,161

Cash and cash equivalents at the beginning of period		1,480	(1,480)	—
Cash and cash equivalents at the end of period	$—	$1,161	$—	$1,161